Schedule of Investments (unaudited) July 31, 2019	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.6%

Brazil — 4.9%
Ambev SA	3,070,485	$16,252,125
Banco do Brasil SA	807,413	10,447,169

		26,699,294

Canada — 5.5%
Rogers Communications, Inc., Class B	416,978	21,645,070
Suncor Energy, Inc.	305,982	8,779,768

		30,424,838

China — 9.3%
Alibaba Group Holding Ltd. — ADR (a)	96,211	16,655,086
Ping An Insurance Group Co. of China Ltd., H Shares	1,511,000	17,808,365
Wuxi Biologics Cayman, Inc. (a)(b)	1,533,500	16,296,907

		50,760,358

France — 7.6%
Alstom SA	232,221	10,001,500
AXA SA	737,661	18,580,433
Ubisoft Entertainment SA (a)	157,890	12,987,228

		41,569,161

Germany — 5.1%
Knorr-Bremse AG	196,859	19,983,583
MorphoSys AG (a)	67,897	8,192,829

		28,176,412

Iceland — 2.3%
Marel HF	2,614,306	12,646,974

Italy — 2.8%
Intesa Sanpaolo SpA	7,072,433	15,339,493

Japan — 7.0%
Sony Corp.	670,200	38,116,897

Luxembourg — 2.3%
SES SA	747,526	12,379,601

Mexico — 3.9%
Fomento Economico Mexicano SAB de CV	2,341,603	21,243,812

Netherlands — 6.8%
ASML Holding NV	95,335	21,242,997
Koninklijke DSM NV	128,522	15,922,390

		37,165,387

Portugal — 1.4%
Banco Comercial Portugues SA, Class R	30,881,218	7,892,292

Security	Shares	Value

Singapore — 1.4%
Sea Ltd. — ADR (a)(c)	222,139	$7,797,079

Spain — 5.0%
Banco Bilbao Vizcaya Argentaria SA	3,382,638	17,223,452
Masmovil Ibercom SA (a)	444,205	10,080,593

		27,304,045

Switzerland — 12.3%
Nestlé SA, Registered Shares	322,131	34,173,978
Roche Holding AG	124,101	33,217,519

		67,391,497

United Kingdom — 8.4%
Associated British Foods PLC	576,951	16,957,526
BAE Systems PLC	2,334,662	15,510,895
Burberry Group PLC	486,408	13,412,127

		45,880,548

United States — 10.6%
Equinix, Inc.	38,191	19,175,701
PTC, Inc. (a)	125,700	8,519,946
Tiffany & Co.	118,041	11,086,411
Viavi Solutions, Inc. (a)(c)	1,334,238	19,573,271

		58,355,329

Total Long-Term Investments — 96.6% (Cost: $480,427,210)		529,143,017

Short-Term Securities — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(d)(f)	19,557,858	19,557,858
SL Liquidity Series, LLC, Money Market Series, 2.50%(d)(e)(f)	1,290,192	1,290,450

Total Short-Term Securities — 3.8% (Cost: $20,848,416)		20,848,308

Total Investments — 100.4% (Cost: $501,275,626)		549,991,325

Liabilities in Excess of Other Assets — (0.4)%		(1,983,140)

Net Assets — 100.0%		$548,008,185

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	20,384,959	(827,101)	19,557,858	$19,557,858	$328,472		$—	$—
SL Liquidity Series, LLC, Money Market Series	7,190,096	(5,899,904)	1,290,192	1,290,450	12,791	(b)	1,888	301

				$20,848,308	$341,263		$1,888	$301

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock International Fund

Portfolio Abbreviation

ADR      American Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$26,699,294	$—	$—	$26,699,294
Canada	30,424,838	—	—	30,424,838
China	16,655,086	34,105,272	—	50,760,358
France	—	41,569,161	—	41,569,161
Germany	19,983,583	8,192,829	—	28,176,412
Iceland	12,646,974	—	—	12,646,974
Italy	—	15,339,493	—	15,339,493
Japan	—	38,116,897	—	38,116,897
Luxembourg	12,379,601	—	—	12,379,601
Mexico	21,243,812	—	—	21,243,812
Netherlands	—	37,165,387	—	37,165,387
Portugal	—	7,892,292	—	7,892,292
Singapore	7,797,079	—	—	7,797,079
Spain	10,080,593	17,223,452	—	27,304,045
Switzerland	—	67,391,497	—	67,391,497
United Kingdom	—	45,880,548	—	45,880,548
United States	58,355,329	—	—	58,355,329
Short-Term Securities	19,557,858	—	—	19,557,858

Subtotal	$235,824,047	$312,876,828	$—	$548,700,875

Investments Valued at Net Asset Value (“NAV”)(a)				1,290,450

Total Investments				$549,991,325

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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